Shareholders' Equity (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 14, 2023 shares	Apr. 03, 2020 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 ₪ / shares shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Stockholders Equity [Line Item]
Market price for securities | (per share)			$ 8.58	₪ 2.811
Ordinary shares issued			914,856	914,856
Repayment for the long-term loan (in Dollars) | $			$ 978
Exercise of warrants	527,686
Agent warrants exercised					6,035,860
Ordinary shares total consideration					1,303
PP Warrants [Member]
Stockholders Equity [Line Item]
Warrants issued		75,900
Exercised ADSs					603,586
Ordinary shares total consideration					2,253,000